RELATED PARTY TRANSACTIONS (Details) - USD ($)	1 Months Ended		12 Months Ended
	Jan. 31, 2020	Aug. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Mar. 12, 2020
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Number of units purchased (in Shares)	19,625	24,428,681
Units purchased amount	$ 15,479			$ 4,696
Securities Purchase Agreement [Member] | Mr. Eric Brock [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Number of units purchased (in Shares)			400,000
Units purchased amount			$ 1,000,000
Mr. Eric Brock [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Accrued salary			141,667
Stewart Kantor [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Accrued salary					$ 8,334
Energy Capital [Member] | Loan And Security Agreement [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Aggregate principal amount			10,000,000
Energy Capital [Member] | Loan And Security Agreement [Member] | Convertible Promissory Notes [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Aggregate principal amount			$ 10,563,104
Other Ownership Interests, Units Outstanding (in Shares)			4,225,242